Supplement to the
Fidelity® Capital & Income Fund, Fidelity® Focused High Income Fund and Fidelity® High Income Fund
June 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

CAI-SPH-16-01 1.710962.124	December 1, 2016

Supplement to the
Fidelity® Short Duration High Income Fund
Class A, Class T and Class C
June 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces information for Michael Plage found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Bartlett (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information for Michael Plage found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Bartlett is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Bartlett has worked as a managing director of research, research analyst, and portfolio manager.

ASDH-16-02 1.9858207.102	December 1, 2016

Supplement to the
Fidelity® Short Duration High Income Fund
Class I
June 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces information for Michael Plage found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Bartlett (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information for Michael Plage found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Bartlett is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Bartlett has worked as a managing director of research, research analyst, and portfolio manager.

ASDHI-16-02 1.9858208.104	December 1, 2016

Supplement to the
Fidelity® Short Duration High Income Fund
June 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces information for Michael Plage found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Bartlett (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information for Michael Plage found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Bartlett is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Bartlett has worked as a managing director of research, research analyst, and portfolio manager.

SDH-16-02 1.9585865.102	December 1, 2016

Supplement to the
Fidelity® New Markets Income Fund
February 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

NMI-16-01 1.711501.121	December 1, 2016

Supplement to the
Fidelity® Global High Income Fund
Class A, Class T and Class C
June 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AGHI-16-01 1.928679.104	December 1, 2016

Supplement to the
Fidelity® Global High Income Fund
Class I
June 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AGHII-16-01 1.928682.107	December 1, 2016

Supplement to the
Fidelity® Global High Income Fund
June 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

GHI-16-01 1.962838.103	December 1, 2016

Supplement to the
Fidelity® Export and Multinational Fund
Class K
October 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

Effective December 12, 2016, the following information replaces similar information in the “Fund Summary” section under the heading “Purchase and Sale of Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Buying Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.

EXF-K-16-01 1.900367.106	December 1, 2016

Supplement to the
Fidelity® Export and Multinational Fund
October 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

EXF-16-01 1.734045.125	December 1, 2016